Aggregate Amount and Per Share Effect of the Tax Holiday (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Income Tax Holiday [Line Items]
Aggregate	¥ 6,367	$ 979	¥ 13,363	¥ 8,103
Per share effect-basic | (per share)	¥ 0.23	$ 0.07	¥ 0.47	¥ 0.29
Per share effect-diluted | (per share)	¥ 0.21	$ 0.06	¥ 0.44	¥ 0.27